Long-Term Debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt	$ 18,000	$ 0
Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 18,000	$ 0